Stockholders' Equity (Details) - Schedule of fair value of options	12 Months Ended
Dec. 31, 2020 $ / shares
Stockholders' Equity (Details) - Schedule of fair value of options [Line Items]
Exercise price (in Dollars per share)	$ 0.01
Minimum [Member]
Stockholders' Equity (Details) - Schedule of fair value of options [Line Items]
Term (years)	5 years 10 days
Expected stock price volatility	112.20%
Risk-free rate of interest	0.37%
Maximum [Member]
Stockholders' Equity (Details) - Schedule of fair value of options [Line Items]
Term (years)	6 years 11 months 23 days
Expected stock price volatility	115.20%
Risk-free rate of interest	1.76%